Taxes and payroll charges payable	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Taxes and payroll charges payable
22	Taxes and payroll charges payable

	12.31.2020	12.31.2019
INSS (social security contribution) (i)	55.8	52.6
IRRF (withholding tax)	7.4	1.4
PIS and COFINS (ii)	8.0	3.6
IPI (manufacturing tax)	0.3	4.2
FGTS (government employee severance indemnity fund)	2.4	0.3
Others	9.8	6.2

	83.7	68.3

Current portion	71.9	54.9
Non-current portion	11.8	13.4
The Company is challenging, through both administrative and judicial proceedings, the constitutionality of the tax calculation base and its expansion, as well as the rate increase of certain taxes, social contributions, and charges, with the aim of ensuring its right to withhold payment or recover amounts paid in previous years.
By means of such administrative and judicial proceedings, the Company has obtained injunctions and similar measures to suspend payment or offset payment of taxes and social contributions and charges. Provisions have been recorded for taxes not paid, as a result of preliminary legal decisions, and are updated based on the SELIC interest rate, pending a final and definitive decision. In some cases, the Company maintains judicial deposit for the continuity of the judicial proceedings.

(i)	Corresponds substantially to:

•
Since February 2009, the Company filed a suit contesting the payment of social security on paid notice of dismissal and other indemnity payments. In October 2015 the Company obtained partial success in the dispute in relation to the employer’s portion of the Social Security on the paid notice, and therefore reduced the amount of the provision by US$ 2.5. The partial success was ratified in November 2017. Currently, the remaining amount involved in the dispute in respect of the notice established in the collective agreement and 1/3 of vacation benefit and other benefits is US$ 11.6 on December 31, 2020 (US$ 13.0 on December 31, 2019).

•
The Company obtained an injunction guaranteeing the right to not collect social security contributions according to the system established by Law 13,670 / 2018 in 2018 (maintenance of the Social Security Contribution on Gross Revenue - CPRB until 12/31/2018). The amount involved in the discussion is US$ 29.7 on December 31, 2020 (US$ 37.3 on December 31, 2019).

(ii)	Refers to:

•
Contributions to the PIS/PASEP fund (Social Integration Program / Public Servant Fund). The dispute, involving the calculation base for the non-cumulative
system, was included under the terms of Law 11,941/09, and the suit was withdrawn. The Company continues to contest criteria for application of the benefits of refinancing in the ambit of the legal dispute.

With respect to the litigation issues mentioned above, the remaining provisions will be kept until there is an outcome of the demands and no further appeals can be made.